Associated companies (Details 2) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Balance sheet value	$ 205	$ 9,632
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Balance sheet value		9,407
Others
Disclosure of associates [line items]
Balance sheet value	$ 205	$ 225